Income Tax Expense - Schedule of Components of the Deferred Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for credit losses	¥ 379,327,404	¥ 299,171,819
Debt securities	2,103,374	2,439,841
Guarantee liabilities	87,819,352	78,276,760
Net operating loss carry-forwards	12,183,421	10,041,747
Lease liabilities	5,347,435	6,518,368
Receivables from sales of loans	1,495,934	2,861,697
Other deferred tax assets	252,144	707,887
Total deferred tax assets	488,529,064	400,018,119
Valuation allowance	(12,183,421)	(10,041,747)	¥ (9,116,290)	¥ (15,226,575)
Deferred tax assets, net of valuation allowance	476,345,643	389,976,372
Net deferred tax assets	131,112,019	92,224,714
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Short term investments		(20,756)
Right-of-use assets	(6,262,498)	(6,956,985)
Intercompany receivables	(41,453,522)	(41,453,522)
Guarantee assets	(311,497,133)	(218,757,757)
Undistributed earnings from structured funds	(58,699,859)	(102,398,753)
Total deferred tax liabilities	(418,655,512)	(370,330,273)
Net deferred tax liabilities	¥ (73,421,888)	¥ (72,578,615)